INTANGIBLE ASSETS, NET (Tables)	9 Months Ended	12 Months Ended
	Nov. 30, 2020	Feb. 29, 2020
INTANGIBLE ASSETS, NET
Schedule of finite lived and indefinite lived intangible assets

	November 30, 2020
	Weighted
	Average		Accumulated
($ in thousands)	Useful Life	Cost	Amortized	Net
Indefinite-lived:
Trade name		$11,849	$—	$11,849

Definite-lived:
Trade name	15.0	20,676	(4,164)	16,512
Noncompete agreements	4.2	1,919	(1,919)	—
Customer relationships	12.8	377,169	(92,587)	284,582
Technology	6.5	113,548	(49,400)	64,148
Content library	10.0	57,000	(8,075)	48,925
Backlog	4.0	7,000	(6,271)	729
Total definite-lived		577,312	(162,416)	414,896
Total intangible assets		$589,161	$(162,416)	$426,745

	February 29, 2020
	Weighted
	Average		Accumulated
($ in thousands)	Useful Life	Cost	Amortized	Net
Indefinite-lived:
Trade name		$11,849	$—	$11,849

Definite-lived:
Trade name	15.0	20,555	(3,023)	17,532
Noncompete agreements	4.2	1,919	(1,894)	25
Customer relationships	12.8	377,160	(70,159)	307,001
Technology	6.5	113,547	(37,603)	75,944
Content library	10.0	57,000	(3,800)	53,200
Backlog	4.0	7,000	(4,958)	2,042
Total definite-lived		577,181	(121,437)	455,744
Total intangible assets		$589,030	$(121,437)	$467,593

Intangible assets, net consisted of the following (in thousands):

	As of February 29, 2020
	Weighted
	Average		Accumulated
	Useful Life	Cost	Amortization	Net
Indefinite-lived:
Trade name		$11,849	$—	$11,849
Definite-lived:
Trade name	15.0	20,555	(3,023)	17,532
Noncompete agreements	4.2	1,919	(1,894)	25
Customer relationships	12.8	377,160	(70,159)	307,001
Technology	6.5	113,547	(37,603)	75,944
Content library	10.0	57,000	(3,800)	53,200
Backlog	4.0	7,000	(4,958)	2,042
		577,181	(121,437)	455,744
Total		$589,030	$(121,437)	$467,593

	As of February 28, 2019
	Weighted
	Average		Accumulated
	Useful Life	Cost	Amortization	Net
Indefinite-lived:
Trade name		$11,849	$—	$11,849
Definite-lived:
Trade name	15.0	20,555	(1,653)	18,902
Noncompete agreements	4.2	1,919	(1,593)	326
Customer relationships	13.1	270,960	(43,262)	227,698
Technology	6.3	71,547	(21,069)	50,478
Backlog	4.0	7,000	(3,208)	3,792
		371,981	(70,785)	301,196
Total		$383,830	$(70,785)	$313,045

Schedule of future amortization of intangibles

Future amortization of intangibles is as follows (in thousands):

Fiscal Year Ending	Amount
2021	$54,212
2022	52,118
2023	49,324
2024	48,298
2025	47,498
2026 and thereafter	204,294
Total future amortization	$455,744